Securities - Breakdown of securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Securities Issued [Line Items]
Financial assets	R$ 23,899,551	R$ 16,868,112
Expected credit losses of securities	(25,085)	(33,701)
Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	20,912,538	14,232,021
Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	1,613,179	1,157,491
Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	1,373,834	1,478,600
Financial Treasury Bills (LFT) [Member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	10,637,587	9,212,930
Financial Treasury Bills (LFT) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	451,424	420,336
Securities issued abroad [Member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	3,830,102
National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	3,731,416	3,931,671
National Treasury Bonds (NTN) | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	671,839	665,413
National Treasury Bonds (NTN) | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	12,973
National Financial Treasury Bills (LTN) [Member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	1,814,818	415,471
National Financial Treasury Bills (LTN) [Member] | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	517,650
National Financial Treasury Bills (LTN) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets		73,808
Commercial Promissory Note | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	593,027	214,157
Commercial Promissory Note | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	25,069	2,659
Investment funds [member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	158,714
Investment funds [member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	293,216	358,332
Certificates of Agricultural Receivables | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	63,141	22,817
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	83,368	64,371
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	49,853	104,270
Certificates of real estate receivables | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	227,337	182,319
Debentures | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	33,880	330,705
Debentures | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets		32,780
Debentures | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	125,192	281,566
Rural Product Bill | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	423,690	459,298
Bank Deposits Certificates | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	101,043	55,597
Agribusiness Credit Bills (LCA) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	36,709	10,684
Real Estate Credit Bills (LCI) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	1,516	1,352
Federal Public Title [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	15,987
Fair value through other comprehensive income - FVOCI | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	20,912,538	14,232,021
Fair value through other comprehensive income - FVOCI | Financial Treasury Bills (LFT) [Member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	10,637,587	9,212,930
Fair value through other comprehensive income - FVOCI | Securities issued abroad [Member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	3,830,102	0
Fair value through other comprehensive income - FVOCI | National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	3,731,416	3,931,671
Fair value through other comprehensive income - FVOCI | National Financial Treasury Bills (LTN) [Member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	1,814,818	415,471
Fair value through other comprehensive income - FVOCI | Commercial Promissory Note | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	593,027	214,157
Fair value through other comprehensive income - FVOCI | Investment funds [member] | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	158,714	0
Fair value through other comprehensive income - FVOCI | Certificates of Agricultural Receivables | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	63,141	22,817
Fair value through other comprehensive income - FVOCI | Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	49,853	104,270
Fair value through other comprehensive income - FVOCI | Debentures | Fair value through other comprehensive income - FVOCI [Member]
Securities Issued [Line Items]
Financial assets	33,880	330,705
Financial assets at amortised cost, category [member] | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	1,613,179	1,157,491
Financial assets at amortised cost, category [member] | Financial Treasury Bills (LFT) [Member] | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	517,650	0
Financial assets at amortised cost, category [member] | National Treasury Bonds (NTN) | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	671,839	665,413
Financial assets at amortised cost, category [member] | Debentures | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	0	32,780
Financial assets at amortised cost, category [member] | Rural Product Bill | Amortized cost [Member]
Securities Issued [Line Items]
Financial assets	423,690	459,298
Financial assets at fair value through profit or loss, category [member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	1,373,834	1,478,600
Financial assets at fair value through profit or loss, category [member] | Financial Treasury Bills (LFT) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	451,424	420,336
Financial assets at fair value through profit or loss, category [member] | National Treasury Bonds (NTN) | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	12,973	27,576
Financial assets at fair value through profit or loss, category [member] | National Financial Treasury Bills (LTN) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	0	73,808
Financial assets at fair value through profit or loss, category [member] | Commercial Promissory Note | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	25,069	2,659
Financial assets at fair value through profit or loss, category [member] | Investment funds [member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	293,216	358,332
Financial assets at fair value through profit or loss, category [member] | Certificates of real estate receivables | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	227,337	182,319
Financial assets at fair value through profit or loss, category [member] | Debentures | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	125,192	281,566
Financial assets at fair value through profit or loss, category [member] | Certificate of Agribusiness Receivables | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	83,368	64,371
Financial assets at fair value through profit or loss, category [member] | Bank Deposits Certificates | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	101,043	55,597
Financial assets at fair value through profit or loss, category [member] | Agribusiness Credit Bills (LCA) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	36,709	10,684
Financial assets at fair value through profit or loss, category [member] | Real Estate Credit Bills (LCI) [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	1,516	1,352
Financial assets at fair value through profit or loss, category [member] | Federal Public Title [Member] | Fair value through profit or loss - FVTPL [Member]
Securities Issued [Line Items]
Financial assets	R$ 15,987	R$ 0